Shareholders' equity:	12 Months Ended
Dec. 31, 2021
Shareholders' equity:
Shareholders' equity:

8.   Shareholders’ equity:

(a)	Share capital:

The authorized share capital of the Company consists of:

●an unlimited number of voting common shares with no par value; and
●an unlimited number of non-voting preferred shares, issuable in one or more series, with no par value.

Changes in issued and outstanding common shares for the years ended December 31, 2021 and 2020 were as follows:

	Number	Dollars

Balance, December 31, 2020	78,337,361	$575,286

Issued in connection with the 2021 Offering (note 8 (a) (i))	28,000,000	224,000

Issued upon stock options exercise (note 8 (b) (i))	53,000	105

Balance, December 31, 2021	106,390,361	$799,391

	Number	Dollars

Balance, December 31, 2019	55,378,660	$486,401

Issued in consideration for acquisition of remaining BLU-5937 Assets (note 6)	4,770,000	47,749

Issued in connection with the 2020 Offering (note 8 (a) (ii))	17,888,889	40,250

Issued upon stock options exercise (note 8 (b) (i))	128,222	334

Issued upon broker warrants exercise (note 8 (b) (ii))	171,590	552

Balance, December 31, 2020	78,337,361	$575,286
(i)

On December 17, 2021, the Company closed an equity offering, issuing 25,000,000 common shares from treasury at a price of $8.00 per share for gross proceeds of $200,000, and on December 29, 2021, the underwriters of the equity offering partially exercised their over-allotment option to purchase additional common shares of the Company, resulting in the issuance of an additional 3,000,000 common shares from treasury at a price of $8.00 per share, for additional gross proceeds of $24,000 (together, the "2021 Offering"). Share issue costs of $14,271, comprised mainly of underwriters’ commission, legal, professional and filing fees, have been charged to the deficit.

8.   Shareholders’ equity (continued):

(a)Share capital (continued):

(ii)

On October 22, 2020, the Company closed an equity offering, issuing a total of 17,888,889 common shares from treasury at a price of $2.25 per share for gross proceeds of $40,250 including the exercise in full of the underwriters’ option to purchase 2,333,333 common shares (the “2020 Offering”). Share issue costs of $2,953, comprised mainly of underwriters’ commission, legal, professional and filing fees, have been charged to the deficit.

“At-the-market” sales agreement

On December 23, 2020, the Company entered into an “at-the-market” (ATM) sales agreement (the “Sales Agreement”) with Jefferies LLC ("Jefferies") pursuant to which the Company may from time to time sell through at-the-market distributions with Jefferies acting as sales agent (the “Agent”) its common shares for aggregate gross proceeds of up to $50,000, including sales made directly on the Nasdaq or on any other existing trading market for the common shares in the United States.  No common shares will be offered or sold in Canada. The common shares would be issued at market prices prevailing at the time of the sale and, as a result, prices may vary between purchasers and during the period of distribution. The ATM has a 2-year term and requires the Company to pay to the Agent a commission of up to 3.0% of the gross proceeds of any common shares sold. Subject to the terms and conditions of the Sales Agreement, the Agent will use its commercially reasonable efforts to sell the common shares from time to time, based upon the Company’s instructions. The Company has no obligation to sell any of the common shares and may at any time suspend sales under the Sales Agreement. The Company and the Agent may terminate the Sales Agreement in accordance with its terms. Under the terms of the Sales Agreement, the Company has provided the Agent with customary indemnification rights.

During the year ended December 31, 2021 and 2020, no common shares were sold under the ATM program. As at December 31, 2021, total costs incurred to register the Sales Agreement, amounting to $390 (December 31, 2020 - $380), are recorded as deferred financing costs and classified as prepaids and other assets in the consolidated statement of financial position. Under an ATM program, proportional costs for commission, legal and costs related to common shares sold are reclassified from deferred financing costs to deficit upon share issuance.

(b)Share-based payment arrangements:

(i)Stock Option Plan:

Under its stock option plan, the Company may grant options to purchase common shares to directors, officers, employees and consultants of the Company (the “Stock Option Plan”). The number of common shares subject to each stock option, the vesting period, the expiration date and other terms and conditions related to each stock option are determined and approved by the Board of Directors. In general, stock options vest over a period of up to five years and are exercisable over a period of 10 years from the grant date. The aggregate number of common shares reserved for issuance under this plan shall not exceed 12.5% of the total issued and outstanding common shares of the Company from time to time. The aggregate number of common shares reserved for issuance at any time to any optionee shall not exceed 5% of the issued and outstanding common shares of the Company. The aggregate number of common shares issuable or reserved for issuance to insiders of the Company under this plan and any other share compensation arrangement of the Company cannot at any time exceed 10% of the issued and outstanding common shares of the Company. The option price per share is equal to the weighted average trading price of common shares for the five days preceding the date of grant during which the common shares were traded on the TSX or the Nasdaq.

8.   Shareholders’ equity (continued):

(b)Share-based payment arrangements (continued):

(i)	Stock Option Plan (continued):

Changes in outstanding stock options issued under the Stock Option Plan for the years ended December 31, 2021 and 2020 were as follows:

		Weighted
		average
	Number	exercise price (1)

Balance, December 31, 2020	6,288,166	$3.80
Granted (2) (3) (4) (5) (6)	1,708,000	$4.60
Exercised	(53,000)	$1.06
Forfeited	(168,333)	$6.34
Balance, December 31, 2021	7,774,833	$3.94

		Weighted
		average
	Number	exercise price (1)

Balance, December 31, 2019	4,726,943	$2.26
Granted (7) (8) (9) (10) (11)	1,805,000	$7.74
Exercised	(128,222)	$1.51
Forfeited	(115,555)	$6.27
Balance, December 31, 2020	6,288,166	$3.78
(1)	USD equivalent of stock options granted in CAD is presented at the closing rate of the corresponding year.
(2)	1,408,000 stock options were granted on February 25, 2021, having an exercise price of $4.36; 1,171,000 stock options granted to key management personnel and 237,000 granted to other employees.
(3)	50,000 stock options were granted to key management personnel on March 30, 2021, having an exercise price of $3.83.
(4)	50,000 stock options were granted to other employees on May 10, 2021, having an exercise price of $3.92.
(5)	20,000 stock options were granted to other employees on August 11, 2021, having an exercise price of $3.10.
(6)	180,000 stock options were granted to other employees on November 10, 2021, having an exercise price of $7.04.
(7)	1,010,000 stock options were granted on April 1, 2020, having an exercise price of $10.92 (CAD $13.91); 750,000 stock options granted to key management personnel and 260,000 granted to other employees.
(8)	65,000 stock options were granted to other employees on May 14, 2020, having an exercise price of $11.56 (CAD $14.72).
(9)	85,000 stock options were granted to other employees on August 12, 2020, having an exercise price of $2.81 (CAD $3.58).
(10)	185,000 stock options were granted to other employees on November 11, 2020, having an exercise price of $2.47 (CAD $3.14).

8.   Shareholders’ equity (continued):

(b)	Share-based payment arrangements (continued):
(i)	Stock Option Plan (continued):
(11)	460,000 stock options were granted on December 14, 2020, having an exercise price of $3.24 (CAD $4.12); 390,000 stock options granted to key management personnel and 70,000 granted to other employees.

The following table summarizes information about stock options outstanding and exercisable as at December 31, 2021:

	Options outstanding		Options exercisable
		Weighted
		average
		years
Exercise price/share	Number	To expiration	Number

Stock options granted in USD
$3.10	20,000	9.6	—
$3.83	50,000	9.2	—
$3.92	50,000	9.4	—
$4.36	1,388,000	9.2	—
$7.04	180,000	9.2	—

Stock options granted in CAD (1)
$0.85 (CAD $1.08)	678,333	5.3	534,722
$1.00 (CAD $1.26)	1,127,779	6.1	670,001
$1.20 (CAD $1.51)	41,667	5.9	33,334
$1.42 (CAD $1.80)	1,069,889	0.6	1,069,889
$1.62 (CAD $2.05)	41,667	6.5	25,000
$2.48 (CAD $3.14)	181,000	8.9	33,000
$2.83 (CAD $3.58)	30,000	8.6	6,000
$2.99 (CAD $3.78)	5,667	0.6	5,667
$3.19 (CAD $4.03)	28,611	4.2	28,611
$3.26 (CAD $4.12)	420,000	9.0	84,000
$3.45 (CAD $4.36)	974,998	7.1	386,666
$6.64 (CAD $8.39)	512,222	7.9	204,889
$11.01 (CAD $13.91)	910,000	8.3	182,000
$11.65 (CAD $14.72)	65,000	8.4	13,000
	7,774,833	6.7	3,276,779

(1)   USD equivalent of stock options granted in CAD is presented at the closing rate.

8.   Shareholders’ equity (continued):

(b)Share-based payment arrangements (continued):

(i)Stock Option Plan (continued):

Stock-based compensation:

For the year ended December 31, 2021, the Company recorded a stock-based compensation expense related to stock options granted under the stock option plan in the amount of $6,353 in the consolidated statement of loss and other comprehensive loss; from this amount, $2,333 is presented in Research and development expenses and $4,020 is presented in General and administrative expenses (2020 - $4,791, $1,939 presented in Research and development expenses and $2,852 presented in General and administrative expenses).

The fair value of each stock option granted is estimated on the date of grant using the Black-Scholes pricing model. Expected volatility is estimated by considering historic average share price volatility for a period commensurate with the expected life.

The weighted average assumptions for stock options granted during the years ended December 31, 2021 and 2020 were as follows:

	2021	2020 (1)

Weighted average fair value of stock options at grant date	$3.60	$5.68 (CAD $7.93)
Weighted average share price	$4.60	$7.06 (CAD $9.85)
Weighted average exercise price	$4.60	$7.06 (CAD $9.85)
Risk-free interest rate	1.00%	0.55%
Expected volatility	111%	104%
Expected life in years	7	7
Expected dividend yield	Nil	Nil
(1)USD equivalent is presented at the historical rate.

Dividend yield was excluded from the calculation, since it is the present policy of the Company to retain all earnings to finance operations and future growth.

(ii)	Broker warrants:

In connection with the Company’s equity offering in December 2018 (the “2018 Offering”), the Company issued broker warrants exercisable for common shares, which entitled the holders to buy one common share at a price of $2.70 (CDN$3.42) per share for a period of 18 months from the closing of the 2018 Offering. In 2020, the remaining 171,590 broker warrants were exercised for proceeds of $131.  As at December 31, 2020, there were no more broker warrants outstanding.

8.   Shareholders’ equity (continued):

(b)Share-based payment arrangements (continued):

(iii)	Deferred share unit (DSU) plan:

The Company has a deferred share unit (“DSU”) plan for employees and members of the Board of Directors created to afford the Company the flexibility to offer DSUs as an alternative to cash compensation.

The price of DSUs is determined by the five-day volume weighted average trading price of the Company’s common shares at the time the DSUs are issued, as provided for under the plan. The DSUs are redeemable only upon the participant’s resignation, termination, retirement or death, in cash, at a value equal to the number of DSUs credited, multiplied by the 5-day market value weighted average price of common shares prior to the date on which a notice of redemption is filed.

For DSUs, compensation cost is measured based on the market price of the Company’s common shares from the date of grant through to the settlement date. Any changes in the market value of the Company’s common shares through to the settlement date result in a change to the measure of compensation cost for those awards and are recorded in income.

Changes in the number of units for the years ended December 31, 2021 and 2020 were as follows:

Number of units	2021	2020
Balance, beginning of year	253,028	234,633
Units granted (1)	71,317	18,395
Settled	(13,280)	—
Balance, end of year	311,065	253,028
Balance of DSU liability, included in Trade and other payables	$2,503	$761
(1)	All DSUs were granted to key management personnel.

8.   Shareholders’ equity (continued):

(b)Share-based payment arrangements (continued):

(iii)Deferred share unit (DSU) plan (continued):

During the year ended December 31, 2021, the Company granted 71,317 DSUs having a fair value per unit of $3.66 (CAD $4.63), and paid 13,280 DSUs having a fair value per unit of $5.64 (CAD $7.13) (18,395 DSUs having an average fair value per unit of $11.39 (CAD $14.51) were granted during the year ended December 31, 2020, and nil were paid).

As at December 31, 2021, the Company estimated the fair value of the DSU liability at $2,503, based on the market price of the Company's common shares at that date ($761 as at December 31, 2020). The stock-based compensation net expense related to the DSU plan recorded in the consolidated statement of loss for the year ended December 31, 2021 amounted to $1,777, presented in General and administrative expenses (2020 – net recovery of $(993) presented in General and administrative expenses).

The value of DSUs granted in 2021 for which services have not been rendered as at December 31, 2021 amounted to $103 and is presented in Prepaid expenses and other assets in the consolidated statement of financial position (the value of DSUs granted in 2020 for which services have not been rendered as at December 31, 2020 amounted to $73).